Net Loss Per Share - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	58,627	1,243,190
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	332,315
Pre-Closing Bridge Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	758,633
RSUs and Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	48,125	131,919
Warrants | Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	14,592
Warrants | Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	6,075	0
Warrants | Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3,733	0
Warrants | Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	5,731
Sponsor Locked Up Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	694	0